Property Plant and Equipment - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 14,974,415	$ 28,146,689
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	4,622,605	7,133,186
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	9,006,627	11,998,147
More Than Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,345,183	$ 9,015,356